Note 1 - Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant, and Equipment Useful Life [Table Text Block]
Computer equipment	3 years
Vehicles	4 years
Machinery and equipment	5 years